Transactions with Related Parties, Diana Wilhelmsen Management Limited (Predecessor) (Details) - USD ($)	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Voyage expenses		$ 54,000		$ 1,940,000	$ 3,680,000
Due from a related party				$ 0	5,000
Related Party [Member] | Diana Wilhelmsen Management Limited
Transactions with Related Parties [Abstract]
Due from a related party					$ 5,000
OceanPal Inc. Predecessors [Member]
Transactions with Related Parties [Abstract]
Due from a related party							$ 1,169,637
OceanPal Inc. Predecessors [Member] | Related Party [Member] | Diana Wilhelmsen Management Limited
Transactions with Related Parties [Abstract]
Variable fee on hire and on freight			50.00%
Amount agreed to be paid for each vessel			$ 554,000			$ 192,550
Voyage expenses	$ 80,896
Due from a related party							$ 1,169,637
OceanPal Inc. Predecessors [Member] | Related Party [Member] | Diana Wilhelmsen Management Limited | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees			$ 373,484